Life Insurance Operations - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Net Investment Income [Line Items]
Amortization of policy acquisition costs charged to income	¥ 6,144	¥ 5,461	¥ 11,339	¥ 9,918
Life insurance related investment income
Net Investment Income [Line Items]
Net unrealised holding gains on equity securitites	¥ 5,543	¥ 12,432	¥ 9,689	¥ 36,951